 Nationwide(R) VLI
Separate Account-2
  June 30, 1999

[Logo]
Life Planning Series(R)

                                       '99

                               SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                           [logo]
                                               Nationwide Life Insurance Company
                                                 Home Office: Columbus, Ohio

                                     [logo]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [picture]
                               PRESIDENT'S MESSAGE

            On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VLI Separate Account-2.

            Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

            At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

            Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------
                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         790,598 shares (cost $6,184,593) ......................................   $  5,826,706
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,273,524 shares (cost $12,304,973) ...................................     13,333,798
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         596,325 shares (cost $4,020,044) ......................................      4,436,657
      American Century VP - American Century VP International (ACVPInt)
         1,803,572 shares (cost $14,245,648) ...................................     14,753,219
      American Century VP - American Century VP Value (ACVPValue)
         495,323 shares (cost $3,329,857) ......................................      3,363,244
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         444,788 shares (cost $14,631,109) .....................................     15,589,825
      Dreyfus Stock Index Fund (DryStkIx)
         2,801,166 shares (cost $83,617,429) ...................................    101,150,114
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         202,291 shares (cost $7,474,795) ......................................      7,852,922
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         105,500 shares (cost $2,349,300) ......................................      2,640,673
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         3,484,793 shares (cost $78,510,337) ...................................     94,960,615
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         3,209,164 shares (cost $136,378,229) ..................................    146,755,090
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,409,843 shares (cost $26,668,135) ...................................     27,207,132
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,169,419 shares (cost $23,128,580) ...................................     24,323,916
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,860,487 shares (cost $29,275,597) ...................................     32,912,010
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         2,396,994 shares (cost $53,469,980) ...................................     62,561,556
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         287,838 shares (cost $6,212,961) ......................................      6,804,489
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         84,354 shares (cost $559,631) .........................................        581,202
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,608,291 shares (cost $40,623,118) ...................................     47,734,090
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,279,331 shares (cost $14,519,793) ...................................     14,238,950
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         52,661,707 shares (cost $52,661,707) ..................................     52,661,707
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         166,659 shares (cost $1,734,698) ......................................      1,848,252

                                                                                     (continued)



      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,065,517 shares (cost $16,329,676) .....................................       18,358,865
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,378,307 shares (cost $84,906,685) .....................................      109,125,851
      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         966,962 shares (cost $23,314,171) .......................................       24,686,541
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         129,849 shares (cost $2,008,687) ........................................        2,099,665
      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         354,695 shares (cost $4,861,805) ........................................        4,642,953
      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,628,845 shares (cost $31,567,970) .....................................       33,749,669
      Oppenheimer VAF - Bond Fund (OppBdFd)
         1,033,377 shares (cost $12,640,141) .....................................       11,883,840
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         991,846 shares (cost $20,434,728) .......................................       23,794,382
      Oppenheimer VAF - Growth Fund (OppGro)
         158,163 shares (cost $6,102,657) ........................................        6,445,147
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         850,847 shares (cost $13,719,597) .......................................       14,413,356
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,566,359 shares (cost $30,919,502) .....................................       36,120,230
      Strong VIF - Strong Discovery Fund II (StDisc2)
         655,553 shares (cost $7,273,090) ........................................        6,712,867
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         221,973 shares (cost $2,103,354) ........................................        2,159,802
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         270,687 shares (cost $3,069,113) ........................................        2,918,010
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         442,524 shares (cost $4,527,446) ........................................        4,597,823
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         390,094 shares (cost $4,178,808) ........................................        4,177,911
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         450,651 shares (cost $6,101,838) ........................................        6,259,546
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         880,390 shares (cost $10,161,304) .......................................       10,344,584
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         85,056 shares (cost $1,034,755) .........................................        1,129,548
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         906,387 shares (cost $14,513,853) .......................................       15,490,157
                                                                                     --------------
            Total investments ....................................................    1,020,646,914
   Accounts receivable ...........................................................               --
                                                                                     --------------
            Total assets .........................................................    1,020,646,914
ACCOUNTS PAYABLE .................................................................          493,009
                                                                                     --------------
CONTRACT OWNERS' EQUITY (NOTE 7) .................................................   $1,020,153,905
                                                                                     ==============

                                                                                       (Continued)

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                               TOTAL                                  ACVPBAL
                                          ----------------------------------------------  ------------------------------
                                               1999            1998            1997            1999             1998
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................  $   11,048,944       8,712,917       6,598,185         104,861          73,602
  Mortality and expense charges
    (note 3)............................      (4,004,752)     (3,308,897)     (2,031,589)        (23,627)        (17,983)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity.............       7,044,192       5,404,020       4,566,596          81,234          55,619
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold.........................     564,990,323     346,442,595     178,546,434         642,219         398,417
  Cost of mutual funds sold.............    (535,031,121)   (325,822,763)   (169,848,226)       (659,900)       (384,342)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments.......................      29,959,202      20,619,832       8,698,208         (17,681)         14,075
  Change in unrealized gain (loss)
    on investments......................      23,373,352      11,837,526      25,785,917        (577,220)         38,521
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .....      53,332,554      32,457,358      34,484,125        (594,901)         52,596
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains..............      29,803,192      38,188,195      13,736,609         723,543         456,397
                                          --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations.................      90,179,938      76,049,573      52,787,330         209,876         564,612
                                          --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners................      85,590,465     120,409,700      98,790,341         386,488         979,546
  Transfers between funds ..............               -               -               -           9,176               -
  Surrenders............................     (13,628,236)     (8,014,830)     (4,997,122)       (101,327)        (12,549)
  Death benefits (note 4)...............        (726,947)       (672,575)       (389,210)         (3,696)        (12,669)
  Policy loans (net of repayments)
    (note 5)............................      (9,810,843)     (8,069,812)     (4,913,143)        (82,228)        (25,563)
  Deductions for surrender charges
    (note 2d)...........................      (2,572,613)       (986,904)       (565,766)        (19,128)         (1,546)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)...................     (22,930,567)    (21,601,557)    (15,856,317)       (135,301)        (19,712)
  Deductions for asset charges
    (note 3)............................        (103,771)              -               -            (613)              -
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions...........      35,817,488      81,064,022      72,068,783          53,371         907,507
                                          --------------  --------------  --------------  --------------   -------------

Net change in contract
  owners' equity........................     125,997,426     157,113,595     124,856,113         263,247       1,472,119
Contract owners' equity
  beginning of period...................     894,156,479     658,587,322     409,169,174       5,562,859       3,711,460
Contract owners' equity                   --------------  --------------  --------------  --------------   -------------
  end of period........................   $1,020,153,905     815,700,917     534,025,287       5,826,106       5,183,579
                                          ==============  ==============  ==============  ==============   =============




                                              ACVPBAL                       ACVPCAPAP
                                          --------------  ----------------------------------------------
                                               1997            1999            1998            1997
                                          --------------  -------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................          32,123               -               -               -
  Mortality and expense charges
    (note 3)............................         (12,305)        (50,709)        (55,863)        (49,949)
                                          --------------  --------------  --------------  --------------
    Net investment activity.............          19,818         (50,709)        (55,863)        (49,949)
                                          --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold.........................         733,516      12,700,484       4,530,068      10,989,347
  Cost of mutual funds sold.............        (596,324)    (13,388,359)     (4,963,656)    (12,470,634)
                                          --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments.......................         137,192        (687,875)       (433,588)     (1,481,287)
  Change in unrealized gain (loss)
    on investments......................         (33,179)      2,545,305         (98,390)        776,851
                                          --------------  --------------  --------------  --------------
    Net gain (loss) on investments .....         104,013       1,857,430        (531,978)       (704,436)
                                          --------------  --------------  --------------  --------------
  Reinvested capital gains..............         126,771               -         626,544         235,182
                                          --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations.................         250,602       1,806,721          38,703        (519,203)
                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners................         408,858       1,028,156         100,295          84,154
  Transfers between funds ..............               -        (337,205)              -               -
  Surrenders............................         (13,352)       (256,633)       (152,685)       (143,897)
  Death benefits (note 4)...............         (21,630)        (10,147)           (833)           (170)
  Policy loans (net of repayments)
    (note 5)............................         (31,216)       (107,920)       (125,436)       (123,469)
  Deductions for surrender charges
    (note 2d)...........................          (1,510)        (48,445)        (18,801)        (16,292)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)...................         (11,537)       (331,886)       (195,713)       (173,679)
  Deductions for asset charges
    (note 3)............................               -          (5,951)              -               -
                                          --------------  --------------  --------------  --------------
      Net equity transactions...........         329,613         (70,031)       (393,173)       (373,353)
                                          --------------  --------------  --------------  --------------

Net change in contract
  owners' equity........................         580,215       1,736,690        (354,470)       (892,556)
Contract owners' equity
  beginning of period...................       2,648,246      11,594,653      12,118,077      11,978,588
Contract owners' equity                   --------------  --------------  --------------  --------------
  end of period........................        3,228,461      13,331,343      11,763,607      11,086,032
                                          ==============  ==============  ==============  ==============
                                                                                            (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                        ACVPINCGR                                 ACVPINT
                                      ----------------------------------------------  ------------------------------
                                           1999            1998            1997             1999            1998
                                      --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $          655               -               -               -          48,574
  Mortality and expense charges
    (note 3)........................         (13,534)           (288)              -         (62,999)        (46,064)
                                      --------------  --------------  --------------  --------------   -------------
    Net investment activity.........         (12,879)           (288)              -         (62,999)          2,510
                                      --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold.....................         445,915         290,487               -      13,731,895      15,617,159
  Cost of mutual funds sold.........        (412,859)       (290,790)              -     (12,697,742)    (14,405,140)
                                      --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments...................          33,056            (303)              -       1,034,153       1,212,019
  Change in unrealized gain (loss)
    on investments..................         285,105           4,236               -          30,973         218,959
                                      --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .         318,161           3,933               -       1,065,126       1,430,978
                                      --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains..........               -               -               -               -         498,648
                                      --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations.............         305,282           3,645               -       1,002,127       1,932,136
                                      --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners............         256,418         244,934               -         917,905       4,760,062
  Transfers between funds ..........       2,404,105               -               -        (369,129)              -
  Surrenders........................          (5,649)              -               -        (124,014)        (74,430)
  Death benefits (note 4)...........               -               -               -               -         (11,587)
  Policy loans (net of repayments)
    (note 5)........................         (24,771)              -               -        (128,672)        (52,106)
  Deductions for surrender charges
    (note 2d).......................          (1,066)              -               -         (23,410)         (9,165)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)...............         (43,405)              -               -        (283,654)        (97,701)
  Deductions for asset charges
    (note 3)........................             (59)              -               -            (940)              -
                                      --------------  --------------  --------------  --------------   -------------
      Net equity transactions.......       2,585,573         244,934               -         (11,914)      4,515,073
                                      --------------  --------------  --------------  --------------   -------------

Net change in contract
  owners' equity....................       2,890,855         248,579               -         990,213       6,447,209
Contract owners' equity
  beginning of period...............       1,545,640               -               -      13,761,213       6,586,196
Contract owners' equity               --------------  --------------  --------------  --------------   -------------
  end of period.....................  $    4,436,495         248,579               -      14,751,426      13,033,405
                                      ==============  ==============  ==============  ==============   =============



                                          ACVPINT                        ACVPVALUE
                                      --------------  ----------------------------------------------
                                           1997            1999            1998            1997
                                      --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............          39,611          26,285          14,238           1,245
  Mortality and expense charges
    (note 3)........................         (18,536)        (12,751)         (9,936)         (1,403)
                                      --------------  --------------  --------------  --------------
    Net investment activity.........          21,075          13,534           4,302            (158)
                                      --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold.....................       7,057,562       7,983,936       2,479,537         274,048
  Cost of mutual funds sold.........      (6,470,361)     (7,885,835)     (2,351,215)       (259,254)
                                      --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments...................         587,201          98,101         128,322          14,794
  Change in unrealized gain (loss)
    on investments..................          30,923          (2,153)       (191,778)         35,310
                                      --------------  --------------  --------------  --------------
    Net gain (loss) on investments .         618,124          95,948         (63,456)         50,104
                                      --------------  --------------  --------------  --------------
  Reinvested capital gains..........          76,392         249,026         169,984           2,540
                                      --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations.............         715,591         358,508         110,830          52,486
                                      --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners............       1,317,591         267,319         860,516       1,060,635
  Transfers between funds ..........               -         125,952               -               -
  Surrenders........................         (14,771)        (28,880)        (43,636)              -
  Death benefits (note 4)...........               -          (2,056)              -               -
  Policy loans (net of repayments)
    (note 5)........................         (28,820)          3,128         (20,713)              -
  Deductions for surrender charges
    (note 2d).......................          (1,672)         (5,452)         (5,373)              -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)...............         (52,553)        (68,280)         (3,488)              -
  Deductions for asset charges
    (note 3)........................               -            (550)              -               -
                                      --------------  --------------  --------------  --------------
      Net equity transactions.......       1,219,775         291,181         787,306       1,060,635
                                      --------------  --------------  --------------  --------------

Net change in contract
  owners' equity....................       1,935,366         649,689         898,136       1,113,121
Contract owners' equity
  beginning of period...............       3,438,047       2,713,250       1,715,117           9,129
Contract owners' equity               --------------  --------------  --------------  --------------
  end of period.....................       5,373,413       3,362,939       2,613,253       1,122,250
                                      ==============  ==============  ==============  ==============


                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                       DRYSRGRO                                         DRYSTKIX
                                    ----------------------------------------------  -----------------------------------------------
                                         1999            1998            1997            1999             1998             1997
                                    --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........  $            -               -               -         516,124         394,083          194,348
  Mortality and expense charges
    (note 3)......................         (58,214)        (36,017)        (16,456)       (378,127)       (231,915)         (92,673
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity.......         (58,214)        (36,017)        (16,456)        137,997         162,168          101,675
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................      13,202,346       8,770,733       2,909,748      10,380,315      13,290,398        4,331,924
  Cost of mutual funds sold.......     (11,705,828)     (8,106,177)     (2,776,946)     (7,953,378)     (9,737,886)      (3,548,409
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments.................       1,496,518         664,556         132,802       2,426,937       3,552,512          783,515
  Change in unrealized gain (loss)
    on investments................         112,962         745,098         476,820       7,018,035       4,563,240        3,160,589
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       1,609,480       1,409,654         609,622       9,444,972       8,115,752        3,944,104
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains........               -               -               -         397,987          97,930                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........       1,551,266       1,373,637         593,166       9,980,956       8,375,850        4,045,779
                                    --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners..........       1,358,931       1,211,880       1,462,069       6,744,152      13,488,706       10,881,675
  Transfers between funds ........       1,532,743               -               -       9,736,434               -                -
  Surrenders......................        (157,096)        (74,911)        (41,533)     (1,338,550)       (286,427)        (128,386
  Death benefits (note 4).........         (10,178)           (926)              -         (57,388)       (390,115)         (39,008
  Policy loans (net of repayments)
    (note 5)......................        (282,983)        (83,393)        (38,087)       (739,921)       (409,581)        (133,804
  Deductions for surrender charges
    (note 2d).....................         (29,655)         (9,224)         (4,702)       (252,679)        (35,269)         (14,536
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............        (433,164)        (55,835)        (34,449)     (1,969,101)       (478,514)        (230,834
  Deductions for asset charges
    (note 3)......................          (2,069)              -               -          (7,057)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions.....       1,976,529         987,591       1,343,298      12,115,890      11,888,800       10,335,107
                                    --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity..................       3,527,795       2,361,228       1,936,464      22,096,846      20,264,650       14,380,886
Contract owners' equity
  beginning of period.............      12,060,375       7,215,240       2,949,723      79,041,506      43,989,896       15,484,934
Contract owners' equity             --------------  --------------  --------------  --------------   -------------   --------------
  end of period...................  $   15,588,170       9,576,468       4,886,187     101,138,352      64,254,546       29,865,820
                                    ==============  ==============  ==============  ==============   =============   ==============



                                                       DRYCAPAP
                                    ----------------------------------------------
                                          1999            1998           1997
                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........             407             345               -
  Mortality and expense charges
    (note 3)......................         (29,186)         (7,936)              -
                                    --------------  --------------  --------------
    Net investment activity.......         (28,779)         (7,591)              -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................       4,308,604      10,071,068               -
  Cost of mutual funds sold.......      (4,024,862)     (9,782,670)              -
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................         283,742         288,398               -
  Change in unrealized gain (loss)
    on investments................         208,670          59,122               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         492,412         347,520               -
                                    --------------  --------------  --------------
  Reinvested capital gains........               -           1,151               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........         463,633         341,080               -
                                    --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners..........         599,510       3,120,275               -
  Transfers between funds ........       2,347,390               -               -
  Surrenders......................          (8,571)         (8,948)              -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................         (80,232)         (4,391)              -
  Deductions for surrender charges
    (note 2d).....................          (1,618)         (1,102)              -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............        (136,974)         (2,876)              -
  Deductions for asset charges
    (note 3)......................              85               -               -
                                    --------------  --------------  --------------
      Net equity transactions.....       2,719,590       3,102,958               -
                                    --------------  --------------  --------------

Net change in contract
  owners' equity..................       3,183,223       3,444,038               -
Contract owners' equity
  beginning of period.............       4,669,084         431,596               -
Contract owners' equity             --------------  --------------  --------------
  end of period...................       7,852,307       3,875,634               -
                                    ==============  ==============  ==============
                                                                      (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                      DRYGRINC                                         FIDVIPEI
                                   ----------------------------------------------  -----------------------------------------------
                                        1999            1998            1997            1999             1998            1997
                                   --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........  $       11,290           8,240           3,397       1,233,625         997,915          783,723
  Mortality and expense charges
    (note 3).....................          (9,723)         (7,149)           (808)       (379,568)       (359,708)        (226,025)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity......           1,567           1,091           2,589         854,057         638,207          557,698
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold..................         806,913       2,125,660         734,728      16,337,330       2,422,015        2,187,621
  Cost of mutual funds sold......        (813,739)     (2,061,669)       (714,298)    (11,368,717)     (1,533,056)      (1,661,421)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments................          (6,826)         63,991          20,430       4,968,613         888,959          526,200
  Change in unrealized gain (loss)
    on investments...............         254,120         (27,858)          4,117       1,552,335       2,123,447        2,550,290
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        247,294          36,133          24,547       6,520,948       3,012,406        3,076,490
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.......               -          29,897           1,225       2,726,961       3,551,403        3,940,387
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations..........         248,861          67,121          28,361      10,101,966       7,202,016        7,574,575
                                   --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........         235,133         693,027         421,107       5,429,922       9,479,863        8,834,333
  Transfers between funds .......          40,844               -               -        (325,012)              -                -
  Surrenders.....................         (14,294)        (25,517)              -      (1,079,731)       (573,862)        (534,187)
  Death benefits (note 4)........         (18,064)              -               -         (69,516)         (1,981)         (31,441)
  Policy loans (net of repayments)
    (note 5).....................          (7,391)         (5,687)              -        (557,070)       (605,617)        (340,317)
  Deductions for surrender charges
    (note 2d)....................          (2,698)         (3,142)              -        (203,821)        (70,662)         (60,480)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............         (64,163)         (1,467)              -      (1,903,537)     (2,765,688)      (2,040,084)
  Deductions for asset charges
    (note 3).....................            (470)              -               -          (9,685)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions....         168,897         657,214         421,107       1,281,550       5,462,053        5,827,824
                                   --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity.................         417,758         724,335         449,468      11,383,516      12,664,069       13,402,399
Contract owners' equity
  beginning of period............       2,213,966       1,202,853               -      83,564,278      69,728,573       44,818,783
Contract owners' equity            --------------  --------------  --------------  --------------   -------------   --------------
  end of period..................  $    2,631,724       1,927,188         449,468      94,947,794      82,392,642       58,221,182
                                   ==============  ==============  ==============  ==============   =============   ==============




                                                      FIDVIPGR
                                   ----------------------------------------------
                                         1999            1998            1997
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........         215,538         398,089         370,457
  Mortality and expense charges
    (note 3).....................        (559,667)       (381,285)       (254,124)
                                   --------------  --------------  --------------
    Net investment activity......        (344,129)         16,804         116,333
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold..................      74,255,400      29,018,085      29,878,672
  Cost of mutual funds sold......     (62,130,274)    (25,477,997)    (27,393,746)
                                   --------------  --------------  --------------
    Realized gain (loss) on
      investments................      12,125,126       3,540,088       2,484,926
  Change in unrealized gain (loss)
    on investments...............      (8,528,396)        425,707       3,124,958
                                   --------------  --------------  --------------
    Net gain (loss) on investments      3,596,730       3,965,795       5,609,884
                                   --------------  --------------  --------------
  Reinvested capital gains.......      13,551,946      10,413,177       1,658,235
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations..........      16,804,547      14,395,776       7,384,452
                                   --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........       8,009,544       8,952,047       5,250,341
  Transfers between funds .......      11,610,724               -               -
  Surrenders.....................      (1,730,082)       (785,432)       (464,563)
  Death benefits (note 4)........        (105,907)        (28,916)        (24,698)
  Policy loans (net of repayments)
    (note 5).....................      (1,649,512)       (549,848)       (552,330)
  Deductions for surrender charges
    (note 2d)....................        (326,589)        (96,714)        (52,597)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............      (3,004,276)     (1,651,805)     (1,312,297)
  Deductions for asset charges
    (note 3).....................         (38,141)              -               -
                                   --------------  --------------  --------------
      Net equity transactions....      12,765,761       5,839,332       2,843,856
                                   --------------  --------------  --------------

Net change in contract
  owners' equity.................      29,570,308      20,235,108      10,228,308
Contract owners' equity
  beginning of period............     117,142,759      74,962,498      53,895,576
Contract owners' equity            --------------  --------------  --------------
  end of period..................     146,713,067      95,197,606      64,123,884
                                   ==============  ==============  ==============



                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                       FIDVIPHI                                         FIDVIPOV
                                  -----------------------------------------------  -----------------------------------------------
                                        1999            1998            1997             1999            1998            1997
                                  ---------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $     2,570,090       1,930,736       1,246,428         332,184         372,727          285,975
  Mortality and expense charges
    (note 3)...................          (121,804)       (124,734)        (80,934)        (98,384)       (102,878)         (82,408)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....         2,448,286       1,806,002       1,165,494         233,800         269,849          203,567
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................        26,464,932       4,053,136       6,574,913      19,160,889      14,455,861        3,210,172
  Cost of mutual funds sold....       (29,328,722)     (3,792,211)     (6,245,963)    (18,967,050)    (13,197,934)      (2,676,739)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments..............        (2,863,790)        260,925         328,950         193,839       1,257,927          533,433
  Change in unrealized gain (loss)
    on investments.............         2,388,072      (2,153,392)       (323,477)        839,608         386,106          981,703
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       (475,718)     (1,892,467)          5,473       1,033,447       1,644,033        1,515,136
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....            96,078       1,226,822         154,053         535,780       1,098,565        1,135,234
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         2,068,646       1,140,357       1,325,020       1,803,027       3,012,447        2,853,937
                                   --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......         2,053,632       6,608,088       3,890,660       1,422,825       2,193,341        4,404,678
  Transfers between funds .....        (3,072,703)              -               -        (119,455)              -                -
  Surrenders...................          (318,121)       (139,130)        (86,946)       (284,830)       (218,321)        (197,540)
  Death benefits (note 4)......           (28,934)         (6,340)        (18,850)           (828)         (5,293)          (9,400)
  Policy loans (net of repayments)
    (note 5)...................          (162,528)       (192,807)       (165,207)       (208,962)       (231,665)        (145,652)
  Deductions for surrender charges
    (note 2d)..................           (60,052)        (17,132)         (9,844)        (53,767)        (26,883)         (22,365)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........          (627,914)     (1,777,126)     (1,366,914)       (458,244)       (780,983)        (634,759)
  Deductions for asset charges
    (note 3)...................           (13,079)              -               -          (2,635)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..        (2,229,699)      4,475,553       2,242,899         294,104         930,196        3,394,962
                                   --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity...............          (161,053)      5,615,910       3,567,919       2,097,131       3,942,643        6,248,899
Contract owners' equity
  beginning of period..........        27,354,464      25,162,314      17,054,239      22,223,409      19,093,154       16,202,132
Contract owners' equity            --------------  --------------  --------------  --------------   -------------   --------------
  end of period................    $   27,193,411      30,778,224      20,622,158      24,320,540      23,035,797       22,451,031
                                   ==============  ==============  ==============  ==============   =============   ==============


                                                    FIDVIPAM
                                 ----------------------------------------------
                                      1999            1998            1997
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........       1,040,155         894,977         787,310
  Mortality and expense charges
    (note 3)...................        (139,133)       (142,762)       (109,092)
                                 --------------  --------------  --------------
    Net investment activity....         901,022         752,215         678,218
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................       2,649,925       1,593,036       1,295,655
  Cost of mutual funds sold....      (2,115,072)     (1,298,529)     (1,217,135)
                                 --------------  --------------  --------------
    Realized gain (loss) on
      investments..............         534,853         294,507          78,520
  Change in unrealized gain (loss
    on investments.............      (1,230,877)     (1,236,595)       (299,457)
                                 --------------  --------------  --------------
    Net gain (loss) on investment      (696,024)       (942,088)       (220,937)
                                 --------------  --------------  --------------
  Reinvested capital gains.....       1,317,530       2,684,931       1,974,948
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........       1,522,528       2,495,058       2,432,229
                                 --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......       1,647,919       1,439,623       1,499,298
  Transfers between funds .....      (1,004,031)              -               -
  Surrenders...................        (411,923)       (627,160)       (288,598)
  Death benefits (note 4)......         (38,265)         (1,045)        (50,760)
  Policy loans (net of repayments
    (note 5)...................        (367,797)          3,401        (145,897)
  Deductions for surrender charge
    (note 2d)..................         (77,759)        (77,225)        (32,675)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........        (616,347)       (232,307)       (177,668)
  Deductions for asset charges
    (note 3)...................             171               -               -
                                 --------------  --------------  --------------
      Net equity transactions..        (868,032)        505,287         803,700
                                 --------------  --------------  --------------

Net change in contract
  owners' equity...............         654,496       3,000,345       3,235,929
Contract owners' equity
  beginning of period..........      32,253,287      28,264,549      22,315,298
Contract owners' equity          --------------  --------------  --------------
  end of period................      32,907,783      31,264,894      25,551,227
                                 ==============  ==============  ==============
                                                                   (Continued)


                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)



                                                       FIDVIPCON                                       FIDVIPGROP
                                    ---------------------------------------------   -----------------------------------------------
                                         1999             1998            1997           1999             1998            1997
                                    --------------  --------------  -------------   --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........  $      261,343         208,958         131,312          58,964          20,203                -
  Mortality and expense charges
    (note 3)......................        (240,504)       (145,059)        (77,620)        (27,142)        (11,337)               -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity.......          20,839          63,899          53,692          31,822           8,866                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................      17,757,473       1,380,112         984,338       1,844,238         997,348                -
  Cost of mutual funds sold.......     (11,558,481)       (962,695)       (797,289)     (1,564,325)       (958,638)               -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments.................       6,198,992         417,417         187,049         279,913          38,710                -
  Change in unrealized gain (loss)
    on investments................      (2,418,970)      3,079,468       1,493,873         (14,590)        116,037                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       3,780,022       3,496,885       1,680,922         265,323         154,747                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains........       1,916,516       1,537,336         347,039         110,237          70,230                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........       5,717,377       5,098,120       2,081,653         407,382         233,843                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners..........       4,372,871       6,402,896       7,159,944         557,107       2,682,598                -
  Transfers between funds ........       5,120,838               -               -         217,982               -                -
  Surrenders......................        (671,985)       (234,804)       (282,329)        (36,661)        (17,235)               -
  Death benefits (note 4).........         (12,543)        (17,032)         (8,666)              -          (9,221)               -
  Policy loans (net of repayments)
    (note 5)......................        (387,338)       (276,399)       (148,228)        (68,417)         (3,587)               -
  Deductions for surrender charges
    (note 2d).....................        (126,851)        (28,913)        (31,965)         (6,921)         (2,122)               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............      (1,303,533)       (195,246)       (128,236)       (153,039)         (7,621)               -
  Deductions for asset charges
    (note 3)......................          (3,902)              -               -          (2,000)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions.....       6,987,557       5,650,502       6,560,520         508,051       2,642,812                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity..................      12,704,934      10,748,622       8,642,173         915,433       2,876,655                -
Contract owners' equity
  beginning of period.............      49,850,235      28,807,807      13,658,616       5,888,280       1,109,019                -
Contract owners' equity             --------------  --------------  --------------  --------------   -------------   --------------
  end of period...................  $   62,555,169      39,556,429      22,300,789       6,803,713       3,985,674                -
                                    ==============  ==============  ==============  ==============   =============   ==============



                                                       MSEMMKT
                                    ----------------------------------------------
                                         1999            1998            1997
                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........               -               -               -
  Mortality and expense charges
    (note 3)......................          (1,859)         (1,414)              -
                                    --------------  --------------  --------------
    Net investment activity.......          (1,859)         (1,414)              -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................         776,751       1,007,212               -
  Cost of mutual funds sold.......        (780,258)       (990,693)              -
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................          (3,507)         16,519               -
  Change in unrealized gain (loss)
    on investments................          52,963         (32,273)              -
                                    --------------  --------------  --------------
    Net gain (loss) on investments          49,456         (15,754)              -
                                    --------------  --------------  --------------
  Reinvested capital gains........               -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........          47,597         (17,168)              -
                                    --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners..........          51,024         135,616               -
  Transfers between funds ........         160,959               -               -
  Surrenders......................            (691)              -               -
  Death benefits (note 4).........               -              (9)              -
  Policy loans (net of repayments)
    (note 5)......................          (6,755)         (2,802)              -
  Deductions for surrender charges
    (note 2d).....................            (130)              -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............         (10,842)           (535)              -
  Deductions for asset charges
    (note 3)......................            (238)              -               -
                                    --------------  --------------  --------------
      Net equity transactions.....         193,327         132,270               -
                                    --------------  --------------  --------------

Net change in contract
  owners' equity..................         240,924         115,102               -
Contract owners' equity
  beginning of period.............         340,166         251,886               -
Contract owners' equity             --------------  --------------  --------------
  end of period...................         581,090         366,988               -
                                    ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                      NSATCAPAP                                        NSATGVTBD
                                  -----------------------------------------------  -----------------------------------------------
                                        1999            1998            1997            1999             1998            1997
                                  ---------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......... $       123,887         121,805          62,199         410,523         277,274          234,376
  Mortality and expense charges
    (note 3).....................        (177,391)       (111,697)        (42,582)        (69,481)        (51,167)         (37,537)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity......         (53,504)         10,108          19,617         341,042         226,107          196,839
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold..................      10,204,170      24,884,337       4,921,781      23,880,721      11,696,556        1,635,728
  Cost of mutual funds sold......      (9,166,296)    (22,114,759)     (4,156,194)    (24,524,311)    (11,614,793)      (1,543,241)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments................       1,037,874       2,769,578         765,587        (643,590)         81,763           92,487
  Change in unrealized gain (loss)
    on investments...............       3,893,623       1,558,683       1,117,587         (72,114)         20,571         (114,153)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      4,931,497       4,328,261       1,883,174        (715,704)        102,334          (21,666)
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.......               -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations..........       4,877,993       4,338,369       1,902,791        (374,662)        328,441          175,173
                                   --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........       3,206,546       6,323,233       4,336,180         480,582       1,639,555        1,514,145
  Transfers between funds .......         577,528               -               -         686,697               -                -
  Surrenders.....................        (484,580)       (158,780)        (84,113)       (141,969)       (122,655)         (50,832)
  Death benefits (note 4)........          (1,084)         (5,133)         (1,034)         (2,413)         (2,663)               -
  Policy loans (net of repayments)
    (note 5).....................        (406,011)       (360,416)       (168,059)       (183,253)       (253,465)         (89,293)
  Deductions for surrender charges
    (note 2d)....................         (91,475)        (19,551)         (9,523)        (26,800)        (15,103)          (5,755)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............      (1,229,348)       (407,187)       (124,916)       (257,303)       (739,318)        (635,462)
  Deductions for asset charges
    (note 3).....................          (4,107)              -               -          (1,715)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions....       1,567,469       5,372,166       3,948,535         553,826         506,351          732,803
                                   --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity.................       6,445,462       9,710,535       5,851,326         179,164         834,792          907,976
Contract owners' equity
  beginning of period............      41,283,344      21,752,456       8,227,786      14,057,773       9,022,990        6,680,010
Contract owners' equity            --------------  --------------  --------------  --------------   -------------   --------------
  end of period..................  $   47,728,806      31,462,991      14,079,112      14,236,937       9,857,782        7,587,986
                                   ==============  ==============  ==============  ==============   =============   ==============




                                                     NSATMYMKT
                                  ----------------------------------------------
                                       1999             1998             1997
                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........      1,143,390       1,169,613         945,560
  Mortality and expense charges
    (note 3).....................       (231,890)       (195,090)       (171,737)
                                  --------------  --------------  --------------
    Net investment activity......        911,500         974,523         773,823
                                  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold..................    129,456,166     102,312,184      54,608,919
  Cost of mutual funds sold......   (129,456,166)   (102,312,184)    (54,608,919)
                                  --------------  --------------  --------------
    Realized gain (loss) on
      investments................              -               -               -
  Change in unrealized gain (loss)
    on investments...............              -               -               -
                                  --------------  --------------  --------------
    Net gain (loss) on investments             -               -               -
                                  --------------  --------------  --------------
  Reinvested capital gains.......              -               -               -
                                  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations..........        911,500         974,523         773,823
                                  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........     22,646,556       6,293,192       3,112,549
  Transfers between funds .......    (13,212,708)              -               -
  Surrenders.....................     (1,841,711)     (1,363,346)     (1,232,956)
  Death benefits (note 4)........         (9,090)              -          (4,912)
  Policy loans (net of repayments)
    (note 5).....................     (1,434,449)       (701,509)     (1,053,158)
  Deductions for surrender charges
    (note 2d)....................       (347,661)       (167,875)       (139,593)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............     (1,347,671)     (2,586,581)     (2,402,224)
  Deductions for asset charges
    (note 3).....................        (18,437)              -               -
                                  --------------  --------------  --------------
      Net equity transactions....      4,434,829       1,473,881      (1,720,294)
                                  --------------  --------------  --------------

Net change in contract
  owners' equity.................      5,346,329       2,448,404        (946,471)
Contract owners' equity
  beginning of period............     47,514,985      44,437,799      38,274,668
Contract owners' equity           --------------  --------------  --------------
  end of period..................     52,861,314      46,886,203      37,328,197
                                  ==============  ==============  ==============
                                                                    (Continued)


                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

                                                     NSATSMCAPV                                        NSATSMCO
                                   ----------------------------------------------  -----------------------------------------------
                                        1999            1998            1997            1999             1998            1997
                                   --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (7,740)             (9)              -         (69,626)        (63,165)         (27,466)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (7,740)             (9)              -         (69,626)        (63,165)         (27,466)
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................        24,946,574          57,189               -       8,731,250       4,403,010        3,734,111
  Cost of mutual funds sold....       (24,609,841)        (58,378)              -      (9,214,647)     (4,280,792)      (3,472,617)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments..............           336,733          (1,189)              -        (483,397)        122,218          261,494
  Change in unrealized gain (loss)
    on investments.............            81,911          (1,071)              -       1,749,918         746,208          500,619
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        418,644          (2,260)              -       1,266,521         868,426          762,113
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....            39,519               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           450,423          (2,269)              -       1,196,895         805,261          734,647
                                   --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......            87,410         102,772               -       1,665,406       2,323,502        2,003,326
  Transfers between funds .....           525,988               -               -      (1,123,943)              -                -
  Surrenders...................            (4,465)              -               -        (237,573)       (143,659)         (26,751)
  Death benefits (note 4)......                 -               -               -         (22,618)        (17,515)               -
  Policy loans (net of repayments)
    (note 5)...................            (3,030)              -               -        (135,113)       (127,488)         (54,998)
  Deductions for surrender charges
    (note 2d)..................              (843)              -               -         (44,847)        (17,689)          (3,029)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........           (20,313)              -               -        (445,280)        (19,908)         (15,310)
  Deductions for asset charges
    (note 3)...................           (27,520)              -               -           8,704               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..           557,227         102,772               -        (335,264)      1,997,243        1,903,238
                                   --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity...............         1,007,650         100,503               -         861,631       2,802,504        2,637,885
Contract owners' equity
  beginning of period..........           840,622               -               -      17,495,277      13,679,771        5,910,217
Contract owners' equity            --------------  --------------  --------------  --------------   -------------   --------------
  end of period................    $    1,848,272         100,503               -      18,356,908      16,482,275        8,548,102
                                   ==============  ==============  ==============  ==============   =============   ==============


                                                      NSATTOTRE
                                   ----------------------------------------------
                                        1999             1998           1997
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........           401,272         475,135         452,129
  Mortality and expense charges
    (note 3)...................          (409,894)       (358,937)       (199,255)
                                   --------------  --------------  --------------
    Net investment activity....            (8,622)        116,198         252,874
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         4,507,318      13,264,954       5,567,493
  Cost of mutual funds sold....        (2,779,291)     (7,824,001)     (3,928,091)
                                   --------------  --------------  --------------
    Realized gain (loss) on
      investments..............         1,728,027       5,440,953       1,639,402
  Change in unrealized gain (loss)
    on investments.............         8,405,203       5,583,635       7,047,780
                                   --------------  --------------  --------------
    Net gain (loss) on investments     10,133,230      11,024,588       8,687,182
                                   --------------  --------------  --------------
  Reinvested capital gains.....            46,309               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........        10,170,917      11,140,786       8,940,056
                                   --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......         7,523,389      18,143,806      15,885,073
  Transfers between funds .....        (1,685,456)              -               -
  Surrenders...................        (1,265,140)       (992,942)       (387,800)
  Death benefits (note 4)......           (47,899)        (83,810)        (74,026)
  Policy loans (net of repayments)
    (note 5)...................        (1,213,965)       (994,765)       (556,317)
  Deductions for surrender charges
    (note 2d)..................          (238,821)       (122,265)        (43,906)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........        (3,232,868)     (8,484,508)     (5,785,492)
  Deductions for asset charges
    (note 3)...................           (11,899)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..          (172,659)      7,465,516       9,037,532
                                   --------------  --------------  --------------

Net change in contract
  owners' equity...............         9,998,258      18,606,302      17,977,588
Contract owners' equity
  beginning of period..........        99,115,362      74,640,126      42,378,675
Contract owners' equity            --------------  --------------  --------------
  end of period................       109,113,620      93,246,428      60,356,263
                                   ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                       NBAMTGRO                                        NBAMTGUARD
                                    ----------------------------------------------  -----------------------------------------------
                                         1999            1998            1997            1999             1998            1997
                                    --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........  $            -               -               -           4,569               -                -
  Mortality and expense charges
    (note 3)......................         (90,347)        (88,537)        (60,656)         (6,206)            (26)               -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity.......         (90,347)        (88,537)        (60,656)         (1,637)            (26)               -
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................      39,409,448      17,314,434       4,346,545       6,846,821           1,458                -
  Cost of mutual funds sold.......     (39,719,323)    (18,622,980)     (4,423,589)     (6,716,500)         (1,527)               -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments.................        (309,875)     (1,308,546)        (77,044)        130,321             (69)               -
  Change in unrealized gain (loss)
    on investments................        (194,817)       (585,856)        930,941          37,316          (1,307)               -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        (504,692)     (1,894,402)        853,897         167,637          (1,376)               -
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains........       1,124,154       4,778,935       1,172,597               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........         529,115       2,795,996       1,965,838         166,000          (1,402)               -
                                    --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners..........       1,505,298       1,215,115         (64,103)         89,296         160,006                -
  Transfers between funds ........        (789,610)              -               -       1,041,284               -                -
  Surrenders......................        (308,656)       (181,476)       (145,321)        (14,232)              -                -
  Death benefits (note 4).........          (6,700)         (3,257)         (9,223)              -               -                -
  Policy loans (net of repayments)
    (note 5)......................        (195,283)       (853,967)       (213,837)         (6,580)              -                -
  Deductions for surrender charges
    (note 2d).....................         (58,265)        (22,346)        (16,453)         (2,687)              -                -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............        (540,342)       (184,523)       (108,131)        (31,645)         (1,263)               -
  Deductions for asset charges
    (note 3)......................          35,869               -               -            (135)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions.....        (357,689)        (30,454)       (557,068)      1,075,301         158,743                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity..................         171,426       2,765,542       1,408,770       1,241,301         157,341                -
Contract owners' equity
  beginning of period.............      24,511,722      17,545,164      12,724,238         858,201               -                -
Contract owners' equity             --------------  --------------  --------------  --------------   -------------   --------------
  end of period...................  $   24,683,148      20,310,706      14,133,008       2,099,502         157,341                -
                                    ==============  ==============  ==============  ==============   =============   ==============


                                                      NBAMTLMAT
                                    ----------------------------------------------
                                         1999            1998            1997
                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........         277,113         365,591         166,562
  Mortality and expense charges
    (note 3)......................         (21,849)        (28,663)        (13,242)
                                    --------------  --------------  --------------
    Net investment activity.......         255,264         336,928         153,320
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................         818,576       1,816,971         394,973
  Cost of mutual funds sold.......        (861,356)     (1,867,186)       (398,687)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................         (42,780)        (50,215)         (3,714)
  Change in unrealized gain (loss)
    on investments................        (216,481)       (169,138)        (69,819)
                                    --------------  --------------  --------------
    Net gain (loss) on investments        (259,261)       (219,353)        (73,533)
                                    --------------  --------------  --------------
  Reinvested capital gains........               -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........          (3,997)        117,575          79,787
                                    --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners..........         127,955        (163,038)      1,002,138
  Transfers between funds ........        (398,625)              -               -
  Surrenders......................         (50,287)        (81,322)        (15,510)
  Death benefits (note 4).........               -               -          (7,982)
  Policy loans (net of repayments)
    (note 5)......................         (77,518)       (303,704)        (23,033)
  Deductions for surrender charges
    (note 2d).....................          (9,493)        (10,014)         (1,756)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............         (84,154)        (48,776)        (39,484)
  Deductions for asset charges
    (note 3)......................            (522)              -               -
                                    --------------  --------------  --------------
      Net equity transactions.....        (492,644)       (606,854)        914,373
                                    --------------  --------------  --------------

Net change in contract
  owners' equity..................        (496,641)       (489,279)        994,160
Contract owners' equity
  beginning of period.............       5,019,328       5,891,455       2,771,458
Contract owners' equity             --------------  --------------  --------------
  end of period...................       4,522,687       5,402,176       3,765,618
                                    ==============  ==============  ==============
                                                                      (Continued)


                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                      NBAMTPART                                         OPPBDFD
                                   ----------------------------------------------  -----------------------------------------------
                                        1999            1998            1997            1999             1998            1997
                                   --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $      395,343         123,869          38,636         563,814         177,251          207,936
  Mortality and expense charges
    (note 3)...................          (139,374)       (149,612)        (63,266)        (51,399)        (46,258)         (28,435)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           255,969         (25,743)        (24,630)        512,415         130,993          179,501
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         7,115,808       8,935,619       6,548,053       2,985,856       8,819,212        1,333,678
  Cost of mutual funds sold....        (7,530,734)     (7,365,832)     (5,452,852)     (2,946,651)     (8,665,115)      (1,264,643)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments..............          (414,926)      1,569,787       1,095,201          39,205         154,097           69,035
  Change in unrealized gain (loss)
    on investments.............         3,488,844      (3,799,608)        414,144        (858,388)       (117,816)        (105,073)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      3,073,918      (2,229,821)      1,509,345        (819,183)         36,281          (36,038)
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....           687,554       3,901,869         594,994          54,146         160,413           20,983
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         4,017,441       1,646,305       2,079,709        (252,622)        327,687          164,446
                                   --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......         2,997,338       7,539,397       5,982,681         803,115       2,531,359          956,859
  Transfers between funds .....        (6,509,486)              -               -        (333,920)              -                -
  Surrenders...................          (399,446)       (347,798)        (70,250)       (259,972)       (152,557)         (44,287)
  Death benefits (note 4)......           (77,115)         (3,394)              -          (1,959)           (976)               -
  Policy loans (net of repayments)
    (note 5)...................          (238,490)       (854,379)        (79,239)       (122,645)        (47,429)         (56,812)
  Deductions for surrender charges
    (note 2d)..................           (75,404)        (42,826)         (7,954)        (49,075)        (18,785)          (5,014)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........          (893,634)       (236,276)       (148,125)       (261,138)        (54,145)         (30,273)
  Deductions for asset charges
    (note 3)...................           (17,683)              -               -          (1,373)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..        (5,213,920)      6,054,724       5,677,113        (226,967)      2,257,467          820,473
                                   --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity...............        (1,196,479)      7,701,029       7,756,822        (479,589)      2,585,154          984,919
Contract owners' equity
  beginning of period..........        34,942,331      28,728,327      10,650,358      12,362,107       8,824,474        5,969,243
Contract owners' equity            --------------  --------------  --------------  --------------   -------------   --------------
  end of period................    $   33,745,852      36,429,356      18,407,180      11,882,518      11,409,628        6,954,162
                                   ==============  ==============  ==============  ==============   =============   ==============



                                                      OPPGLSEC
                                   ----------------------------------------------
                                        1999            1998            1997
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........           255,944         389,267         139,580
  Mortality and expense charges
    (note 3)...................           (90,423)        (84,767)        (51,046)
                                   --------------  --------------  --------------
    Net investment activity....           165,521         304,500          88,534
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         3,264,518       2,440,838       1,071,784
  Cost of mutual funds sold....        (2,337,002)     (1,633,051)       (841,648)
                                   --------------  --------------  --------------
    Realized gain (loss) on
      investments..............           927,516         807,787         230,136
  Change in unrealized gain (loss)
    on investments.............         1,000,292        (471,370)      1,457,606
                                   --------------  --------------  --------------
    Net gain (loss) on investments      1,927,808         336,417       1,687,742
                                   --------------  --------------  --------------
  Reinvested capital gains.....           717,222       1,465,275               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         2,810,551       2,106,192       1,776,276
                                   --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......         1,809,125       2,834,330       2,460,565
  Transfers between funds .....          (798,406)              -               -
  Surrenders...................          (339,435)       (173,421)        (81,415)
  Death benefits (note 4)......           (17,495)        (12,596)         (1,612)
  Policy loans (net of repayments)
    (note 5)...................          (192,000)       (157,096)       (149,869)
  Deductions for surrender charges
    (note 2d)..................           (64,075)        (21,354)         (9,218)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........          (544,481)       (142,346)        (87,749)
  Deductions for asset charges
    (note 3)...................            (2,400)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..          (149,167)      2,327,517       2,130,702
                                   --------------  --------------  --------------

Net change in contract
  owners' equity...............         2,661,384       4,433,709       3,906,978
Contract owners' equity
  beginning of period..........        21,130,542      16,552,365       9,914,447
Contract owners' equity            --------------  --------------  --------------
  end of period................        23,791,926      20,986,074      13,821,425
                                   ==============  ==============  ==============


                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                       OPPGRO                                          OPPMULT
                                   ----------------------------------------------  -----------------------------------------------
                                        1999            1998            1997             1999            1998            1997
                                   --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........  $       16,006           9,433               -         480,400         116,421          184,869
  Mortality and expense charges
    (note 3).....................         (22,789)         (5,614)              -         (61,508)        (60,451)         (43,446)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity......          (6,783)          3,819               -         418,892          55,970          141,423
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold..................      13,437,035         209,040               -       2,359,001       1,191,372          340,657
  Cost of mutual funds sold......     (13,096,360)       (198,084)              -      (2,004,956)       (910,992)        (291,730)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments................         340,675          10,956               -         354,045         280,380           48,927
  Change in unrealized gain (loss)
    on investments...............         229,785          75,252               -        (380,000)       (200,068)         278,587
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        570,460          86,208               -         (25,955)         80,312          327,514
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.......         175,824         113,813               -         694,901         675,242          329,608
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations..........         739,501         203,840               -       1,087,838         811,524          798,545
                                   --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........         459,478       1,441,481               -         508,241       1,296,724        2,288,619
  Transfers between funds .......        (590,191)              -               -        (962,657)              -                -
  Surrenders.....................         (26,248)        (13,335)              -        (283,850)       (330,613)         (68,513)
  Death benefits (note 4)........          (6,703)              -               -         (22,347)         (1,705)         (21,748)
  Policy loans (net of repayments)
    (note 5).....................         (14,074)        (12,852)              -        (122,362)        (68,611)         (90,139)
  Deductions for surrender charges
    (note 2d)....................          (4,955)         (1,642)              -         (53,583)        (40,710)          (7,757)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............        (145,416)         (1,318)              -        (338,623)        (65,263)         (38,977)
  Deductions for asset charges
    (note 3).....................            (494)              -               -          (1,678)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions....        (328,603)      1,412,334               -      (1,276,859)        789,822        2,061,485
                                   --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity.................         410,898       1,616,174               -        (189,021)      1,601,346        2,860,030
Contract owners' equity
  beginning of period............       6,027,018         618,849               -      14,207,759      12,354,982        7,967,395
Contract owners' equity            --------------  --------------  --------------  --------------   -------------   --------------
  end of period..................  $    6,437,916       2,235,023               -      14,018,738      13,956,328       10,827,425
                                   ==============  ==============  ==============  ==============   =============   ==============




                                                      STOPP2
                                   ----------------------------------------------
                                        1999            1998            1997
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........               -           9,466          53,781
  Mortality and expense charges
    (note 3).....................        (135,574)       (128,013)        (79,380)
                                   --------------  --------------  --------------
    Net investment activity......        (135,574)       (118,547)        (25,599)
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold..................       2,651,679       1,744,010         683,567
  Cost of mutual funds sold......      (1,843,006)     (1,137,988)       (503,547)
                                   --------------  --------------  --------------
    Realized gain (loss) on
      investments................         808,673         606,022         180,020
  Change in unrealized gain (loss)
    on investments...............       1,598,388        (677,163)         18,015
                                   --------------  --------------  --------------
    Net gain (loss) on investments      2,407,061         (71,141)        198,035
                                   --------------  --------------  --------------
  Reinvested capital gains.......       3,541,869       3,488,003       1,736,733
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations..........       5,813,356       3,298,315       1,909,169
                                   --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........       2,194,780       2,605,777       2,102,165
  Transfers between funds .......      (1,114,017)              -               -
  Surrenders.....................        (523,814)       (241,367)       (153,010)
  Death benefits (note 4)........         (41,689)         (8,701)        (49,308)
  Policy loans (net of repayments)
    (note 5).....................        (368,754)       (246,461)       (252,769)
  Deductions for surrender charges
    (note 2d)....................         (98,881)        (29,721)        (17,324)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............        (776,598)       (144,972)        (96,574)
  Deductions for asset charges
    (note 3).....................          (3,836)              -               -
                                   --------------  --------------  --------------
      Net equity transactions....        (732,809)      1,934,555       1,533,180
                                   --------------  --------------  --------------

Net change in contract
  owners' equity.................       5,080,547       5,232,870       3,442,349
Contract owners' equity
  beginning of period............      31,035,784      25,405,845      17,186,084
Contract owners' equity            --------------  --------------  --------------
  end of period..................      36,116,331      30,638,715      20,628,433
                                   ==============  ==============  ==============
                                                                     (Continued)


                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                       STDISC2                                        STINTSTK2
                                   ----------------------------------------------  -----------------------------------------------
                                        1999             1998           1997           1999              1998             1997
                                   --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -           7,958          22,650           35,008
  Mortality and expense charges
    (note 3)...................           (29,585)        (36,399)        (28,774)         (9,240)         (9,083)         (14,424)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           (29,585)        (36,399)        (28,774)         (1,282)         13,567           20,584
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         7,602,129       1,582,087       2,411,045       4,010,749       3,049,320          585,246
  Cost of mutual funds sold....        (8,338,545)     (1,281,933)     (2,890,676)     (4,035,082)     (3,173,020)        (587,763)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments..............          (736,416)        300,154        (479,631)        (24,333)       (123,700)          (2,517)
  Change in unrealized gain (loss)
    on investments.............          (770,988)        180,568         847,810         240,237         242,382           86,114
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (1,507,404)        480,722         368,179         215,904         118,682           83,597
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....         1,035,670         120,028               -               -               -           54,007
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          (501,319)        564,351         339,405         214,622         132,249          158,188
                                   --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......           572,779         463,511         412,467         188,897          (8,969)         312,147
  Transfers between funds .....        (1,402,004)              -               -        (115,285)              -                -
  Surrenders...................           (90,705)       (113,497)        (75,896)        (33,417)        (20,530)         (35,084)
  Death benefits (note 4)......                 -          (1,071)              -               -          (5,991)               -
  Policy loans (net of repayments)
    (note 5)...................           (41,555)       (100,992)        (34,090)        (20,863)        (20,946)         (11,071)
  Deductions for surrender charges
    (note 2d)..................           (17,123)        (13,975)         (8,593)         (6,308)         (2,528)          (3,972)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........          (186,922)        (36,131)        (17,847)        (54,022)         (1,125)          (1,884)
  Deductions for asset charges
    (note 3)...................            27,590               -               -          (1,028)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..        (1,137,940)        197,845         276,041         (42,026)        (60,089)         260,136
                                   --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity...............        (1,639,259)        762,196         615,446         172,596          72,160          418,324
Contract owners' equity
  beginning of period..........         8,351,832       7,545,548       6,749,968       1,986,996       1,986,172        1,829,534
Contract owners' equity            --------------  --------------  --------------  --------------   -------------   --------------
  end of period................    $    6,712,573       8,307,744       7,365,414       2,159,592       2,058,332        2,247,858
                                   ==============  ==============  ==============  ==============   =============   ==============



                                                     VEWRLDBD
                                   ----------------------------------------------
                                        1999            1998            1997
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........           135,225          24,030          73,945
  Mortality and expense charges
    (note 3)...................           (14,606)        (12,836)         (9,798)
                                   --------------  --------------  --------------
    Net investment activity....           120,619          11,194          64,147
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         3,219,812         444,657         229,920
  Cost of mutual funds sold....        (3,493,093)       (427,670)       (250,660)
                                   --------------  --------------  --------------
    Realized gain (loss) on
      investments..............          (273,281)         16,987         (20,740)
  Change in unrealized gain (loss)
    on investments.............          (157,901)         50,573         (72,466)
                                   --------------  --------------  --------------
    Net gain (loss) on investments       (431,182)         67,560         (93,206)
                                   --------------  --------------  --------------
  Reinvested capital gains.....            60,420               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          (250,143)         78,754         (29,059)
                                   --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......           130,903         506,327         164,573
  Transfers between funds .....          (325,382)              -               -
  Surrenders...................           (41,688)        (11,858)        (12,762)
  Death benefits (note 4)......            (1,088)         (3,254)              -
  Policy loans (net of repayments)
    (note 5)...................           (73,512)        (16,172)         (9,854)
  Deductions for surrender charges
    (note 2d)..................            (7,869)         (1,460)         (1,445)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........           (60,584)         (5,901)         (3,098)
  Deductions for asset charges
    (note 3)...................              (380)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..          (379,600)        467,682         137,414
                                   --------------  --------------  --------------

Net change in contract
  owners' equity...............          (629,743)        546,436         108,355
Contract owners' equity
  beginning of period..........         3,547,221       2,529,206       2,252,638
Contract owners' equity            --------------  --------------  --------------
  end of period................         2,917,478       3,075,642       2,360,993
                                   ==============  ==============  ==============


                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                      VEWRLDEMKT                                        VEWRLDHAS
                                    ----------------------------------------------  -----------------------------------------------
                                        1999             1998            1997            1999             1998             1997
                                    --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........   $            -          20,182           1,791          61,762          35,945          118,188
  Mortality and expense charges
    (note 3).....................          (14,530)        (10,596)         (7,884)        (19,298)        (31,604)         (31,937)
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity......          (14,530)          9,586          (6,093)         42,464           4,341           86,251
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold..................       14,917,573       2,681,020       1,863,605      12,536,891       5,254,538        5,827,653
  Cost of mutual funds sold......      (13,530,838)     (3,524,085)     (1,733,276)    (11,846,027)     (6,923,358)      (5,874,786)
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments................        1,386,735        (843,065)        130,329         690,864      (1,668,820)         (47,133)
  Change in unrealized gain (loss)
    on investments...............          (37,783)        222,177         143,497          41,295        (120,061)        (207,265)
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       1,348,952        (620,888)        273,826         732,159      (1,788,881)        (254,398)
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.......                -          17,939               -               -         882,647          160,126
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations..........        1,334,422        (593,363)        267,733         774,623        (901,893)          (8,021)
                                    --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........          238,572         303,957       3,077,647         291,879         404,298          494,300
  Transfers between funds .......        1,310,742               -               -        (723,551)              -                -
  Surrenders.....................          (48,930)         (9,087)              -        (240,281)        (52,118)         (67,109)
  Death benefits (note 4)........                -          (4,921)              -          (1,400)         (2,347)               -
  Policy loans (net of repayments)
    (note 5).....................          (14,461)        (10,202)              -          91,190         (58,205)         (69,095)
  Deductions for surrender charges
    (note 2d)....................           (9,236)         (1,119)              -         (45,358)         (6,418)          (7,598)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............          (65,785)         (5,654)              -         (99,237)        (84,904)         (63,084)
  Deductions for asset charges
    (note 3).....................            3,591               -               -              36               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions....        1,414,493         272,974       3,077,647        (726,722)        200,306          287,414
                                    --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity.................        2,748,915        (320,389)      3,345,380          47,901        (701,587)         279,393
Contract owners' equity
  beginning of period............        1,851,575       2,399,674           3,215       4,129,585       6,316,203        6,317,004
Contract owners' equity             --------------  --------------  --------------  --------------   -------------   --------------
  end of period..................   $    4,600,490       2,079,285       3,348,595       4,177,486       5,614,616        6,596,397
                                    ==============  ==============  ==============  ==============   =============   ==============



                                                      VKMSRESEC
                                   ----------------------------------------------
                                         1999            1998            1997
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........         400,217          12,298           7,696
  Mortality and expense charges
    (note 3).....................         (27,026)        (33,996)        (19,904)
                                   --------------  --------------  --------------
    Net investment activity......         373,191         (21,698)        (12,208)
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold..................       4,652,983       2,812,518       2,759,500
  Cost of mutual funds sold......      (5,521,374)     (2,907,348)     (2,432,318)
                                   --------------  --------------  --------------
    Realized gain (loss) on
      investments................        (868,391)        (94,830)        327,182
  Change in unrealized gain (loss)
    on investments...............         983,802        (425,117)        (58,090)
                                   --------------  --------------  --------------
    Net gain (loss) on investments        115,411        (519,947)        269,092
                                   --------------  --------------  --------------
  Reinvested capital gains.......               -         121,016          15,555
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations..........         488,602        (420,629)        272,439
                                   --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........         564,262         666,162       1,698,145
  Transfers between funds .......        (972,989)              -               -
  Surrenders.....................         (90,507)        (61,824)        (46,802)
  Death benefits (note 4)........          (2,653)        (10,901)              -
  Policy loans (net of repayments)
    (note 5).....................         (82,519)        (28,419)        (42,029)
  Deductions for surrender charges
    (note 2d)....................         (17,085)         (7,613)         (5,299)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............        (167,494)        (29,860)        (29,105)
  Deductions for asset charges
    (note 3).....................             (69)              -               -
                                   --------------  --------------  --------------
      Net equity transactions....        (769,054)        527,545       1,574,910
                                   --------------  --------------  --------------

Net change in contract
  owners' equity.................        (280,452)        106,916       1,847,349
Contract owners' equity
  beginning of period............       6,539,291       7,628,431       3,193,794
Contract owners' equity            --------------  --------------  --------------
  end of period..................       6,258,839       7,735,347       5,041,143
                                   ==============  ==============  ==============
                                                                     (Continued)


                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)


                                                        WPINTEQ                                       WPPVENCAP
                                    ----------------------------------------------  -----------------------------------------------
                                         1999            1998            1997            1999            1998             1997
                                    --------------  --------------  --------------  --------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........   $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3).....................          (37,101)        (46,915)        (42,304)         (4,873)         (3,714)            (873)
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity......          (37,101)        (46,915)        (42,304)         (4,873)         (3,714)            (873)
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold..................        5,966,736       7,454,530       4,153,535       2,958,840       3,485,129          792,783
  Cost of mutual funds sold......       (5,942,488)     (7,745,663)     (3,929,688)     (2,833,602)     (3,402,821)        (791,269)
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss) on
      investments................           24,248        (291,133)        223,847         125,238          82,308            1,514
  Change in unrealized gain (loss)
    on investments...............          607,775       1,610,483       1,166,086          29,894         (15,371)           8,744
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments         632,023       1,319,350       1,389,933         155,132          66,937           10,258
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.......                -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations..........          594,922       1,272,435       1,347,629         150,259          63,223            9,385
                                    --------------  --------------  --------------  --------------   -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........          711,491         197,051       1,360,675          63,366          (9,777)         280,489
  Transfers between funds .......          229,058               -               -        (131,843)              -                -
  Surrenders.....................         (157,093)        (30,817)       (181,688)        (19,367)            (59)               -
  Death benefits (note 4)........          (46,674)         (7,841)        (14,742)              -               -                -
  Policy loans (net of repayments)
    (note 5).....................          (36,287)       (121,860)        (41,895)         (6,551)          4,461                -
  Deductions for surrender charges
    (note 2d)....................          (29,655)         (3,795)        (20,570)         (3,656)             (7)               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............         (212,432)        (16,044)        (34,298)        (23,447)           (493)               -
  Deductions for asset charges
    (note 3).....................            1,175               -               -             (39)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions....          459,583          16,694       1,067,482        (121,537)         (5,875)         280,489
                                    --------------  --------------  --------------  --------------   -------------   --------------

Net change in contract
  owners' equity.................        1,054,505       1,289,129       2,415,111          28,722          57,348          289,874
Contract owners' equity
  beginning of period............        9,289,108       9,978,378       8,390,121       1,100,662         766,675                -
Contract owners' equity             --------------  --------------  --------------  --------------   -------------   --------------
  end of period..................   $   10,343,613      11,267,507      10,805,232       1,129,384         824,023          289,874
                                    ==============  ==============  ==============  ==============   =============   ==============


                                                       WPSMCOGR
                                    ----------------------------------------------
                                         1999            1998            1997
                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........                -               -               -
  Mortality and expense charges
    (note 3).....................          (56,071)        (69,420)        (35,310)
                                    --------------  --------------  --------------
    Net investment activity......          (56,071)        (69,420)        (35,310)
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold..................        5,060,104       8,087,280       3,573,614
  Cost of mutual funds sold......       (5,328,231)     (7,533,905)     (3,643,513)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments................         (268,127)        553,375         (69,899)
  Change in unrealized gain (loss)
    on investments...............        1,157,599         111,285         415,932
                                    --------------  --------------  --------------
    Net gain (loss) on investments         889,472         664,660         346,033
                                    --------------  --------------  --------------
  Reinvested capital gains.......                -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations..........          833,401         595,240         310,723
                                    --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.........        1,384,945         246,616       2,734,358
  Transfers between funds .......       (1,260,836)              -               -
  Surrenders.....................         (155,832)       (136,722)        (20,921)
  Death benefits (note 4)........          (60,498)        (10,532)              -
  Policy loans (net of repayments)
    (note 5).....................          (53,389)       (149,141)        (64,559)
  Deductions for surrender charges
    (note 2d)....................          (29,417)        (16,835)         (2,369)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)............         (368,170)        (38,444)        (31,274)
  Deductions for asset charges
    (note 3).....................             (288)              -               -
                                    --------------  --------------  --------------
      Net equity transactions....         (543,485)       (105,058)      2,615,235
                                    --------------  --------------  --------------

Net change in contract
  owners' equity.................          289,916         490,182       2,925,958
Contract owners' equity
  beginning of period............       15,178,630      15,632,197       7,325,010
Contract owners' equity             --------------  --------------  --------------
  end of period..................       15,468,546      16,122,379      10,250,968
                                    ==============  ==============  ==============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 1999, 1998 AND 1997
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
                Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
                Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1997 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990:
                Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

     For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

     The following table provides mortality and expense risk charges by contract type for the period ended June 30, 1999



                                                TOTAL           ACVPBAL         ACVCAPAP         ACVPINCGR          ACVPINT
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $     10,469                 -              712                 -              186
     Single Premium contracts issued
       on or after April 16, 1990....       1,050,752             5,891           16,606             8,762           18,297
     Multiple Payment and Flexible
       Premium contracts.............       2,943,531            17,736           33,391             4,772           44,516
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $  4,004,752            23,627           50,709            13,534           62,999
                                         ============      ============     ============      ============     ============

                                            ACVPVALUE          DRYCAPAP         DRYSRGRO          DRYSTKIX         DRYGRINC
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $          -                53              232             2,197                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,308            11,263            6,836            89,558            1,035
     Multiple Payment and Flexible
       Premium contracts.............           8,443            17,870           51,146           286,372            8,688
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     12,751            29,186           58,214           378,127            9,723
                                         ============      ============     ============      ============     ============

                                             FIDVIPEI          FIDVIPGR         FIDVIPHI          FIDVIPOV         FIDVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $      1,071               908              269               490              150
     Single Premium contracts issued
       on or after April 16, 1990....         135,118           145,771           30,969            38,073           51,335
     Multiple Payment and Flexible
       Premium contracts.............         243,379           412,988           90,566            59,821           87,648
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    379,568           559,667          121,804            98,384          139,133
                                         ============      ============     ============      ============     ============

                                            FIDVIPCON        FIDVIPGROP          MSEMMKT         NSATCAPAP        NSATGVTBD
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $         68                91               51               530              212
     Single Premium contracts issued
       on or after April 16, 1990....          58,558             3,696              419            28,567           40,829
     Multiple Payment and Flexible
       Premium contracts.............         181,878            23,355            1,389           148,294           28,440
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    240,504            27,142            1,859           177,391           69,481
                                         ============      ============     ============      ============     ============

                                       23


                                            NSATMYMKT        NSATSMCAPV         NSATSMCO         NSATTOTRE         NBAMTGRO
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $        972               120               88               878              510
     Single Premium contracts issued
       on or after April 16, 1990....          99,378             2,917            7,316            38,346           33,408
     Multiple Payment and Flexible
       Premium contracts.............         131,540             4,703           62,222           370,670           56,429
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    231,890             7,740           69,626           409,894           90,347
                                         ============      ============     ============      ============     ============

                                           NBAMTGUARD         NBAMTLMAT        NBAMTPART           OPPBDFD         OPPGLSEC
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $         20               467                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           1,002             8,848           16,290            10,589           14,368
     Multiple Payment and Flexible
       Premium contracts.............           5,184            12,534          123,084            40,810           76,055
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      6,206            21,849          139,374            51,399           90,423
                                         ============      ============     ============      ============     ============

                                               OPPGRO           OPPMULT           STOPP2           STDISC2        STINTSTK2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $          -                 -               69                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           5,685            20,608           31,334             5,971            2,568
     Multiple Payment and Flexible
       Premium contracts.............          17,104            40,900          104,171            23,614            6,672
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     22,789            61,508          135,574            29,585            9,240
                                         ============      ============     ============      ============     ============

                                             VEWRLDBD        VEWRLDEMKT        VEWRLDHAS         VKMSRESEC          WPINTEQ
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $         88                17                -                 -               20
     Single Premium contracts issued
       on or after April 16, 1990....           5,101             5,294            8,515             7,291           14,798
     Multiple Payment and Flexible
       Premium contracts.............           9,417             9,219           10,783            19,735           22,283
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     14,606            14,530           19,298            27,026           37,101
                                         ============      ============     ============      ============     ============

                                            WPPVENCAP          WPSMCOGR
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $          -                 -
     Single Premium contracts issued
       on or after April 16, 1990....           2,043            13,191
     Multiple Payment and Flexible
       Premium contracts.............           2,830            42,880
                                         ------------      ------------
         Total.......................    $      4,873            56,071
                                         ============      ============


(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1999, for each product in the accumulation phase.


     Contract owners' equity represented by:                                                                       PERIOD
                                                              UNITS         UNIT VALUE                             RETURN*
                                                            ---------       ----------                           ----------
      Single Premium contracts issued prior to
      April 16, 1990:

         American Century VP - American Century
            VP Capital Appreciation ......................     6,408       $ 25.808976       $       165,384         16%

         American Century VP -
            American Century VP International ............     2,471         17.499558                43,241          7%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. ............................     1,707         31.543164                53,844         12%

         Dreyfus Stock Index Fund ........................    16,400         31.108111               510,173         12%

         Dreyfus VIF -
            Capital Appreciation Portfolio ...............       871         14.090891                12,273          7%

         Fidelity VIP - Equity-Income Portfolio ..........     5,292         46.987954               248,660         12%

         Fidelity VIP - Growth Portfolio .................     3,186         66.167130               210,808         14%

         Fidelity VIP - High Income Portfolio ............     2,147         29.071395                62,416          7%

         Fidelity VIP - Overseas Portfolio ...............     4,362         26.100226               113,849          8%

         Fidelity VIP-II - Asset Manager Portfolio .......     1,189         29.288050                34,823          5%

         Fidelity VIP-II - Contrafund Portfolio ..........       680         23.362825                15,887         11%

         Fidelity VIP-III -
            Growth Opportunities Portfolio ...............     1,480         14.324962                21,201          6%

         Morgan Stanley -
            Emerging Markets Debt Portfolio ..............     1,520          7.837393                11,913         12%

         Nationwide SAT -
            Capital Appreciation Fund ....................     3,526         34.932181               123,171         11%

         Nationwide SAT -
            Government Bond Fund .........................     2,177         22.639946                49,287         (3)%

         Nationwide SAT - Money Market Fund ..............    13,690         16.464706               225,402          2%

         Nationwide SAT - Small Cap Value Fund ...........     2,649         10.522940                27,875         23%

         Nationwide SAT - Small Company Fund .............     1,185         17.304978                20,506          7%

         Nationwide SAT - Total Return Fund ..............     4,620         44.160435               204,021         10%

         Neuberger &Berman AMT -
            Growth Portfolio .............................     3,178         37.242929               118,358          3%

         Neuberger & Berman AMT -
            Guardian Portfolio ...........................       430         10.858910                 4,669         17%

         Neuberger &Berman AMT -
            Limited Maturity Bond Portfolio ..............     6,045         17.941662               108,457          0%

         Strong Opportunity Fund II, Inc. ................       451         35.677181                16,090         19%

         Van Eck WIT - Worldwide Bond Fund ...............     1,327         15.386983                20,419         (7)%

         Van Eck WIT -
            Worldwide Emerging Markets Fund ..............       465          8.362842                 3,889         45%



         Van Eck WIT -
            Worldwide Hard Assets Fund ...................         7         11.767408                    82         18%

         Warburg Pincus Trust -
            International Equity Portfolio ...............       373         12.508445                 4,666          6%

      Single Premium contracts issued on or
      after April 16, 1990:

         American Century VP -
            American Century VP Balanced .................    37,211         19.330632               719,312          3%

         American Century VP - American Century
            VP Capital Appreciation ......................   117,946         17.192298             2,027,763         15%

         American Century VP - American Century
            VP Income & Growth ...........................    90,616         11.806665             1,069,873          9%

         American Century VP -
            American Century VP International ............   129,891         17.201371             2,234,303          7%

         American Century VP -
            American Century VP Value ....................    35,828         14.681670               526,015         12%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. ............................    27,001         30.917208               834,796         12%

         Dreyfus Stock Index Fund ........................   358,680         30.489368            10,935,927         11%

         Dreyfus VIF -
            Capital Appreciation Portfolio ...............    98,278         13.994585             1,375,360          7%

         Dreyfus VIF -
            Growth and Income Portfolio ..................     9,057         13.955563               126,396         10%

         Fidelity VIP - Equity-Income Portfolio ..........   433,048         38.100394            16,499,299         12%

         Fidelity VIP - Growth Portfolio .................   392,416         45.360460            17,800,170         14%

         Fidelity VIP - High Income Portfolio ............   127,548         29.648402             3,781,594          7%

         Fidelity VIP - Overseas Portfolio ...............   249,480         18.635018             4,649,064          7%

         Fidelity VIP-II - Asset Manager Portfolio .......   221,072         28.355264             6,268,555          5%

         Fidelity VIP-II - Contrafund Portfolio ..........   310,369         23.038947             7,150,575         11%

         Fidelity VIP-III -
            Growth Opportunities Portfolio ...............    31,721         14.227045               451,296          6%

         Morgan Stanley -
            Emerging Markets Debt Portfolio ..............     6,578          7.783728                51,201         12%

         Nationwide SAT -
            Capital Appreciation Fund ....................   102,409         34.062359             3,488,292         11%

         Nationwide SAT -
            Government Bond Fund .........................   267,958         18.605935             4,985,609         (3)%

         Nationwide SAT - Money Market Fund ..............   886,332         13.691097            12,134,857          2%

         Nationwide SAT - Small Cap Value Fund ...........    33,987         10.480137               356,188         23%

         Nationwide SAT - Small Company Fund .............    52,294         17.083318               893,355          7%

         Nationwide SAT - Total Return Fund ..............   124,060         37.743760             4,682,491         10%

         Neuberger &Berman AMT -
            Growth Portfolio .............................   156,644         26.043027             4,079,484          2%

         Neuberger & Berman AMT -
            Guardian Portfolio ...........................    11,315         10.814767               122,369         17%

                                                                                                                 (Continued)



         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio ..............    70,857         15.247492             1,080,392          0%

         Neuberger &Berman AMT -
            Partners Portfolio ...........................    76,840         25.887457             1,989,192         13%

         Oppenheimer VAF - Bond Fund .....................    70,103         18.443963             1,292,977         (2)%

         Oppenheimer VAF -
            Global Securities Fund .......................    85,908         20.422626             1,754,467         13%

         Oppenheimer VAF - Growth Fund ...................    47,258         14.688618               694,155         15%

         Oppenheimer VAF -
            Multiple Strategies Fund .....................   102,500         24.551015             2,516,479          8%

         Strong Opportunity Fund II, Inc. ................   109,977         34.791123             3,826,223         19%

         Strong VIF - Strong Discovery Fund II ...........    41,321         17.645494               729,129         (6)%

         Strong VIF -
            Strong International Stock Fund II ...........    31,725          9.883060               313,540         11%

         Van Eck WIT - Worldwide Bond Fund ...............    41,814         14.896779               622,894         (8)%

         Van Eck WIT -
            Worldwide Emerging Markets Fund ..............    77,991          8.289473               646,504         45%

         Van Eck WIT -
            Worldwide Hard Assets Fund ...................    80,704         12.883474             1,039,748         17%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio .............    52,871         16.839423               890,317          8%

         Warburg Pincus Trust -
            International Equity Portfolio ...............   146,495         12.334941             1,807,007          6%

         Warburg Pincus Trust -
            Post Venture Capital Portfolio ...............    18,635         13.390123               249,525         12%

         Warburg Pincus Trust -
            Small Company Growth Portfolio ...............    99,269         16.225912             1,610,730          6%

      Multiple Payment contracts and
      Flexible Premium contracts:

         American Century VP -
            American Century VP Balanced .................   222,079         20.037687             4,449,949          4%

         American Century VP - American Century
            VP Capital Appreciation ......................   640,120         16.507627            10,566,862         16%

         American Century VP - American Century
            VP Income & Growth ...........................   206,901         11.875525             2,457,058          9%

         American Century VP -
            American Century VP International ............   612,387         17.628910            10,795,715          7%

         American Century VP -
            American Century VP Value ....................   144,236         14.867552             2,144,436         13%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. ............................   416,431         31.815264            13,248,862         12%

         Dreyfus Stock Index Fund ........................ 2,452,036         31.377050            76,937,656         12%

         Dreyfus VIF -
            Capital Appreciation Portfolio ...............   410,137         14.132362             5,796,205          7%

         Dreyfus VIF -




            Growth and Income Portfolio .................    133,383         14.132230             1,884,999         11%

         Fidelity VIP - Equity-Income Portfolio .........  1,769,777         39.787906            70,415,721         12%

         Fidelity VIP - Growth Portfolio ................  2,565,538         46.724607           119,873,755         14%

         Fidelity VIP - High Income Portfolio ...........    678,337         28.102779            19,063,155          8%

         Fidelity VIP - Overseas Portfolio ..............    874,384         20.427325            17,861,326          8%

         Fidelity VIP-II - Asset Manager Portfolio ......    963,059         26.023875            25,062,527          5%

         Fidelity VIP-II - Contrafund Portfolio .........  2,079,761         23.503049            48,880,725         11%

         Fidelity VIP-III -
            Growth Opportunities Portfolio ..............    367,838         14.367127             5,284,775          6%

         Morgan Stanley -
            Emerging Markets Debt Portfolio .............     40,988          7.860506               322,186         13%

         Nationwide SAT -
            Capital Appreciation Fund ...................  1,098,675         35.307745            38,791,737         11%

         Nationwide SAT -
            Government Bond Fund ........................    424,621         17.618074             7,481,004         (3)%

         Nationwide SAT - Money Market Fund .............  2,224,003         13.571142            30,182,261          2%

         Nationwide SAT - Small Cap Value Fund ..........     85,419         10.541317               900,429         23%

         Nationwide SAT - Small Company Fund ............    867,898         17.400870            15,102,180          7%

         Nationwide SAT - Total Return Fund .............  2,643,756         36.480415            96,445,316         10%

         Neuberger & Berman AMT -
            Growth Portfolio ............................    668,108         26.010144            17,377,585          3%

         Neuberger & Berman AMT -
            Guardian Portfolio ..........................    159,097         10.877878             1,730,638         17%

         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio .............    172,383         14.850110             2,559,907          0%

         Neuberger & Berman AMT -
            Partners Portfolio ..........................  1,040,775         26.530639            27,612,426         13%

         Oppenheimer VAF - Bond Fund ....................    525,968         17.727061             9,323,867         (2)%

         Oppenheimer VAF -
            Global Securities Fund ......................    974,688         21.017527            20,485,531         13%

         Oppenheimer VAF - Growth Fund ..................    328,553         14.833265             4,873,514         15%

         Oppenheimer VAF -
            Multiple Strategies Fund ....................    436,991         24.520578            10,715,272          8%

         Strong Opportunity Fund II, Inc. ...............    850,948         36.059910            30,685,108         19%

         Strong VIF - Strong Discovery Fund II ..........    315,862         18.289393             5,776,924         (6)%

         Strong VIF -
            Strong International Stock Fund II ..........    146,319         10.066830             1,472,968         11%

         Van Eck WIT - Worldwide Bond Fund ..............    145,716         14.178734             2,066,068         (7)%

         Van Eck WIT -
            Worldwide Emerging Markets Fund .............    384,147          8.394502             3,224,723         45%

         Van Eck WIT -
            Worldwide Hard Assets Fund ..................    203,079         14.384055             2,921,100         18%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio ............    261,395         17.178756             4,490,441          8%

         Warburg Pincus Trust -
            International Equity Portfolio ..............    571,690         12.583549             7,193,889          6%

                                                                                                                 (Continued)

         Warburg Pincus Trust -
            Post Venture Capital Portfolio .............      56,513         13.559677               766,298         12%

         Warburg Pincus Trust -
            Small Company Growth Portfolio .............     714,703         16.552974            11,830,460          6%

      Modified Single Premium contracts and
      Last Survivor Flexible Premium contracts:

         American Century VP -
            American Century VP Balanced ...............      43,044         15.259861               656,845          4%

         American Century VP - American Century
            VP Capital Appreciation ....................      57,027         10.018665               571,334         16%

         American Century VP - American Century
            VP Income & Growth .........................      75,882         11.986560               909,564         10%

         American Century VP -
            American Century VP International ..........     102,991         16.294312             1,678,167          7%

         American Century VP -
            American Century VP Value ..................      45,649         15.169848               692,488         13%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. ..........................      69,241         20.950998             1,450,668         13%

         Dreyfus Stock Index Fund ......................     582,226         21.906606            12,754,596         12%

         Dreyfus VIF -
            Capital Appreciation Portfolio .............      46,565         14.355616               668,469          8%

         Dreyfus VIF -
            Growth and Income Portfolio ................      43,020         14.419552               620,329         11%

         Fidelity VIP - Equity-Income Portfolio ........     447,629         17.389656             7,784,114         13%

         Fidelity VIP - Growth Portfolio ...............     428,834         20.586833             8,828,334         14%

         Fidelity VIP - High Income Portfolio ..........     325,625         13.163135             4,286,246          8%

         Fidelity VIP - Overseas Portfolio .............     116,931         14.506855             1,696,301          8%

         Fidelity VIP-II - Asset Manager Portfolio .....      95,742         16.104513             1,541,878          5%

         Fidelity VIP-II - Contrafund Portfolio ........     322,250         20.195445             6,507,982         11%

         Fidelity VIP-III -
            Growth Opportunities Portfolio .............      71,703         14.594106             1,046,441          6%

         Morgan Stanley -
            Emerging Markets Debt Portfolio ............      24,520          7.984920               195,790         13%

         Nationwide SAT -
            Capital Appreciation Fund ..................     234,456         22.714734             5,325,606         12%

         Nationwide SAT -
            Government Bond Fund .......................     137,934         12.477250             1,721,037         (2)%

         Nationwide SAT - Money Market Fund ............     880,464         11.719723            10,318,794          2%

         Nationwide SAT - Small Cap Value Fund .........      52,987         10.639972               563,780         24%

         Nationwide SAT - Small Company Fund ...........     174,358         13.425636             2,340,867          8%

         Nationwide SAT - Total Return Fund ............     401,741         19.370171             7,781,792         11%

         Neuberger &Berman AMT -
            Growth Portfolio ...........................     205,077         15.153921             3,107,721          3%

         Neuberger & Berman AMT -
            Guardian Portfolio .........................      22,025         10.979618               241,826         17%



         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio ............      66,075         11.712912               773,931          0%

         Neuberger & Berman AMT -
            Partners Portfolio .........................     233,081         17.780231             4,144,234         13%

         Oppenheimer VAF - Bond Fund ...................     103,651         12.210918             1,265,674         (2)%

         Oppenheimer VAF -
            Global Securities Fund .....................      90,112         17.222212             1,551,928         14%

         Oppenheimer VAF - Growth Fund .................      57,756         15.067640               870,247         16%

         Oppenheimer VAF -
            Multiple Strategies Fund ...................      53,059         14.832298               786,987          8%

         Strong Opportunity Fund II, Inc. ..............      86,553         18.357658             1,588,910         20%

         Strong VIF - Strong Discovery Fund II. ........      18,493         11.167443               206,520         (5)%

         Strong VIF -
            Strong International Stock Fund II .........      40,497          9.212641               373,084         11%

         Van Eck WIT - Worldwide Bond Fund .............      18,439         11.285697               208,097         (7)%

         Van Eck WIT -
            Worldwide Emerging Markets Fund ............      84,687          8.565350               725,374         46%

         Van Eck WIT -
            Worldwide Hard Assets Fund .................      26,833          8.070502               216,556         18%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio ...........      55,129         15.927748               878,081          9%

         Warburg Pincus Trust -
            International Equity Portfolio .............     122,336         10.937511             1,338,051          7%

         Warburg Pincus Trust -
            Post Venture Capital Portfolio .............       8,208         13.835438               113,561         13%

         Warburg Pincus Trust -
            Small Company Growth Portfolio .............     172,011         11.786201             2,027,356          7%
                                                           =========         =========       ---------------
                                                                                             $ 1,020,153,905
                                                                                             ===============


 * The period return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------
                                       31

                                                               --------------
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HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220   U.S. Postage
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